SCHEDULE OF OIL AND GAS PROPERTIES (Details) - USD ($)	Dec. 31, 2022	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2021	Mar. 31, 2020
Reserve Quantities [Line Items]
Total OGML Properties Acquired	$ 5,358,850	$ 6,626,793	$ 11,727,375	$ 12,352,479
White River Holdings Corp [Member]
Reserve Quantities [Line Items]
Total OGML Properties Acquired		$ 6,626,793		$ 12,352,479	$ 6,135,000